Issue of shares on a private placement basis to the existing promoter group (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2010	Oct. 22, 2010	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2011	Mar. 31, 2015
Disclosures Of Issued Capital Explanatory [Line Items]
Par value per share			₨ 10	₨ 10		₨ 10
Private placements [Member]
Disclosures Of Issued Capital Explanatory [Line Items]
Proportion of ownership interest in subsidiary			86.22%
Private placements [Member] | Related parties [member]
Disclosures Of Issued Capital Explanatory [Line Items]
Stock issued during the period, shares, Issued under private placement	125,000,000				125,000,000
Par value per share	₨ 10
Stock issued during the period, value, issued for private placement	₨ 4,000,000
Stock alloted during the period, shares, Issued under private placement		125,000,000
Paid up value per share			₨ 7.75	₨ 7.75
Number of shares issued but not fully paid			125,000,000